Label	Element	Value
EGShares Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ega_SupplementTextBlock
EGA EMERGING GLOBAL SHARES TRUST

Supplement dated August 26, 2013 to the Prospectus dated July 29, 2013, for EGShares Beyond BRICs ETF.

The Beyond BRICs Underlying Index is a capitalization weighted stock market index comprised of leading developing market companies that FTSE International Limited determines to be representative of all industries in developing market countries, excluding Brazil, Russia, India, China and Taiwan.  Up to 75% of the Beyond BRICs Underlying Index consists of companies in more economically developed emerging market countries (excluding Brazil, Russia, India, China and Taiwan), and up to 33% of the Index consists of companies in “frontier” markets, which are less economically developed emerging market countries.

In order to minimize the transaction costs, portfolio turnover and potential adverse tax consequences that could affect Fund shareholders in the transition to the Beyond BRICs Underlying Index, the Fund may, prior to October 25, 2013, begin to transition the Fund’s portfolio to the Beyond BRICs Underlying Index, including by requiring creation baskets to include some or all of the securities in the Beyond BRICs Underlying Index.  To the extent that, prior to October 25, 2013, the Fund’s portfolio contains securities that are included in the Beyond BRICs Underlying Index but that are not included in the Fund’s current underlying index, the Fund’s performance may experience tracking error with the current underlying index and may not be able to meet its current investment objective of seeking investment results that correspond (before fees and expenses) to the price and yield performance of the current underlying index.

Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs ETF
Objective [Heading]	rr_ObjectiveHeading	Effective October 25, 2013, the investment objective for the EGShares Beyond BRICs ETF is revised as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	“The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “Beyond BRICs Underlying Index”).”